Business Combination - Summary of Business Acquistion Equity Intererests Issued or Issuable (Parenthetical) (Detail) ¥ in Thousands			12 Months Ended
	Aug. 13, 2024 shares	Nov. 13, 2023 CNY (¥) units shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 13, 2023 $ / shares
Business Combination [Line items]
Business combination gain loss due to changes in fair value of contingent consideration liability			¥ 117,305	¥ (234,245)	¥ (29,339)
Foreign currency translation adjustment			285,998	(49,543)	¥ 97,080
Xiaoju Group [Member]
Business Combination [Line items]
Share price | $ / shares						$ 7.83
Xiaoju Group [Member] | Common Class A [Member]
Business Combination [Line items]
Business combination equity interests issued or issuable shares | shares		58,164,217
Payment towards technical support and advisory services		¥ 180,696
Xiaoju Group [Member] | Common Class A [Member] | Start of production milestone [Member]
Business Combination [Line items]
Business combination equity interests issued or issuable shares | shares		4,636,447
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member]
Business Combination [Line items]
Number of units to be delivered based on which shares will be issued contingently | units		100,000
Business combination shares to be issued contingently minimum | shares		0
Business combination shares to be issued contingently maximum | shares		28,331,126
Business combination contingent consideration arrangements range of outcomes value low		¥ 0
Business combination contingent consideration arrangements range of outcomes value high		¥ 1,592,071
Business combination contingent consideration liability			281,009	167,940
Business combination gain loss due to changes in fair value of contingent consideration liability			117,305	234,245
Foreign currency translation adjustment			4,236	8,712
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member] | Maximum [Member]
Business Combination [Line items]
Business combination contingent consideration arrangements, change in range of outcomes contingent consideration, liability, value, high			1,036,018	619,156
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member] | Minimum [Member]
Business Combination [Line items]
Business combination contingent consideration arrangements, change in range of outcomes contingent consideration, liability, value, low			¥ 0	¥ 0
Xiaoju Group [Member] | Common Class A [Member] | Milestone Production Met [Member]
Business Combination [Line items]
Business combination equity interests issued or issuable shares | shares	4,636,447